Property and Equipment (Details) - USD ($)	12 Months Ended
	May 31, 2022	May 31, 2021
Unique Logistics International, Inc. [Member]
Property and Equipment (Details) [Line Items]
Depreciation expense	$ 75,204	$ 58,384